Investment securities (Tables)	12 Months Ended
Dec. 31, 2014
Available For Sale Securities Text Block
	At December 31, 2014
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$698,003	$2,226	$75	$700,154	1.14%
Total U.S. Treasury securities	698,003	2,226	75	700,154	1.14
Obligations of U.S. Government sponsored entities
Within 1 year	42,140	380	-	42,520	1.61
After 1 to 5 years	1,603,245	1,168	9,936	1,594,477	1.26
After 5 to 10 years	67,373	58	2,271	65,160	1.72
After 10 years	23,000	-	184	22,816	3.18
Total obligations of U.S. Government sponsored entities	1,735,758	1,606	12,391	1,724,973	1.31
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	2,765	17	-	2,782	3.83
After 1 to 5 years	1,024	38	-	1,062	8.40
After 5 to 10 years	22,552	2	2,331	20,223	5.82
After 10 years	48,823	40	11,218	37,645	6.22
Total obligations of Puerto Rico, States and political subdivisions	75,164	97	13,549	61,712	6.04
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	3,687	87	-	3,774	2.66
After 5 to 10 years	25,202	985	-	26,187	2.93
After 10 years	1,905,763	13,109	38,803	1,880,069	2.03
Total collateralized mortgage obligations - federal agencies	1,934,652	14,181	38,803	1,910,030	2.04
Mortgage-backed securities
After 1 to 5 years	27,339	1,597	-	28,936	4.68
After 5 to 10 years	147,182	7,314	1	154,495	3.51
After 10 years	676,567	45,047	683	720,931	3.93
Total mortgage-backed securities	851,088	53,958	684	904,362	3.88
Equity securities (without contractual maturity)	1,351	1,271	-	2,622	5.03
Other
After 1 to 5 years	9,277	10	-	9,287	1.69
After 5 to 10 years	1,957	62	-	2,019	3.63
Total other	11,234	72	-	11,306	2.03
Total investment securities available-for-sale	$5,307,250	$73,411	$65,502	$5,315,159	2.04%

	At December 31, 2013
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$26,474	$2,008	$-	$28,482	3.85%
Total U.S. Treasury securities	26,474	2,008	-	28,482	3.85
Obligations of U.S. Government sponsored entities
Within 1 year	25,021	39	-	25,060	1.85
After 1 to 5 years	1,087,453	1,678	12,715	1,076,416	1.26
After 5 to 10 years	528,611	100	21,742	506,969	1.52
After 10 years	23,000	-	2,240	20,760	3.12
Total obligations of U.S. Government sponsored entities	1,664,085	1,817	36,697	1,629,205	1.38
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	6,228	45	85	6,188	4.64
After 5 to 10 years	23,147	-	1,978	21,169	6.33
After 10 years	48,803	29	9,812	39,020	5.84
Total obligations of Puerto Rico, States and political
subdivisions	78,178	74	11,875	66,377	5.89
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	5,131	101	-	5,232	1.79
After 5 to 10 years	31,613	921	-	32,534	2.98
After 10 years	2,438,021	18,532	76,023	2,380,530	2.05
Total collateralized mortgage obligations - federal agencies	2,474,765	19,554	76,023	2,418,296	2.06
Collateralized mortgage obligations - private label
After 10 years	509	4	-	513	3.78
Total collateralized mortgage obligations - private label	509	4	-	513	3.78
Mortgage-backed securities
Within 1 year	419	24	-	443	3.14
After 1 to 5 years	15,921	833	-	16,754	4.50
After 5 to 10 years	62,373	3,058	1,214	64,217	4.12
After 10 years	1,007,733	50,807	4,313	1,054,227	3.93
Total mortgage-backed securities	1,086,446	54,722	5,527	1,135,641	3.95
Equity securities (without contractual maturity)	3,178	1,109	171	4,116	4.06
Other
After 1 to 5 years	9,638	-	141	9,497	1.68
After 10 years	2,604	69	-	2,673	3.61
Total other	12,242	69	141	12,170	2.09
Total investment securities available-for-sale	$5,345,877	$79,357	$130,434	$5,294,800	2.30%

Schedule Of Aggregate Amortized Cost And Fair Value Of Afs By Contractual Maturity [TableTextBlock]
(In thousands)	Amortized cost	Fair value
Within 1 year	$44,905	$45,302
After 1 to 5 years	2,342,575	2,337,690
After 5 to 10 years	264,266	268,084
After 10 years	2,654,153	2,661,461
Total	5,305,899	5,312,537
Equity securities	1,351	2,622
Total investment securities available-for-sale	$5,307,250	$5,315,159

Schedule Of Realized Gains Losses [Table Text Block]
	Years ended December 31,
(In thousands)	2014	2013	2012
Gross realized gains	$4,461	$2,110	$65
Gross realized losses	(5,331)	-	(1,684)
Net realized (losses) gains on sale of investment securities available-for-sale	$(870)	$2,110	$(1,619)

Investments In Debt And Marketable Equity Securities And Certain Trading Assets Disclosure Text Block
	2014		2013

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$1,746,807	$1,736,987	$2,318,171	$2,266,610
FHLB	737,149	732,894	336,933	326,220
Freddie Mac	1,117,865	1,112,485	1,434,346	1,418,216

Held To Maturity Securities Text Block
	At December 31, 2014
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$2,740	$-	$8	$2,732	5.84%
After 1 to 5 years	12,830	-	764	12,066	5.95
After 5 to 10 years	21,325	-	6,003	15,322	6.09
After 10 years	64,678	3,342	5,543	62,477	2.22
Total obligations of Puerto Rico, States and political subdivisions	101,573	3,342	12,318	92,597	3.60
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	97	5	-	102	5.45
Total collateralized mortgage obligations - federal agencies	97	5	-	102	5.45
Other
Within 1 year	250	-	-	250	1.33
After 1 to 5 years	1,250	-	-	1,250	1.10
Total other	1,500	-	-	1,500	1.14
Total investment securities held-to-maturity	$103,170	$3,347	$12,318	$94,199	3.57%

	At December 31, 2013
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$12,570	$-	$12	$12,558	2.06%
After 1 to 5 years	12,060	-	984	11,076	5.91
After 5 to 10 years	20,015	-	5,251	14,764	6.06
After 10 years	69,236	257	13,179	56,314	2.43
Total obligations of Puerto Rico, States and political subdivisions	113,881	257	19,426	94,712	3.40
Collateralized mortgage obligations - federal agencies
After 10 years	115	7	-	122	5.45
Total collateralized mortgage obligations - federal agencies	115	7	-	122	5.45
Other
Within 1 year	26,000	-	645	25,355	3.41
After 1 to 5 years	500	-	1	499	1.33
Total other	26,500	-	646	25,854	3.37
Total investment securities held-to-maturity	$140,496	$264	$20,072	$120,688	3.40%

Schedule Of Aggregate Amortized Cost And Fair Value Of Htms By Contractual Maturity [Table Text Block]
(In thousands)	Amortized cost	Fair value
Within 1 year	$2,990	$2,982
After 1 to 5 years	14,080	13,316
After 5 to 10 years	21,422	15,424
After 10 years	64,678	62,477
Total investment securities held-to-maturity	$103,170	$94,199

Available For Sale Securities Member
Schedule Of Unrealized Loss On Investments Table Text Block
	At December 31, 2014
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$49,465	$75	$-	$-	$49,465	$75
Obligations of U.S. Government sponsored entities	888,325	6,866	429,835	5,525	1,318,160	12,391
Obligations of Puerto Rico, States and political
subdivisions	14,419	3,031	41,084	10,518	55,503	13,549
Collateralized mortgage obligations - federal agencies	539,658	13,774	733,814	25,029	1,273,472	38,803
Mortgage-backed securities	457	4	25,486	680	25,943	684
Total investment securities available-for-sale in an
unrealized loss position	$1,492,324	$23,750	$1,230,219	$41,752	$2,722,543	$65,502

	At December 31, 2013
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of U.S. Government sponsored entities	$1,326,866	$32,457	$69,257	$4,240	$1,396,123	$36,697
Obligations of Puerto Rico, States and political
subdivisions	54,256	11,685	8,330	190	62,586	11,875
Collateralized mortgage obligations - federal agencies	1,567,654	70,378	96,676	5,645	1,664,330	76,023
Mortgage-backed securities	105,455	4,762	7,225	765	112,680	5,527
Equity securities	1,657	171	-	-	1,657	171
Other	-	-	9,497	141	9,497	141
Total investment securities available-for-sale in an
unrealized loss position	$3,055,888	$119,453	$190,985	$10,981	$3,246,873	$130,434

Held To Maturity Securities Member
Schedule Of Unrealized Loss On Investments Table Text Block
	At December 31, 2014
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$373	$2	$45,969	$12,316	$46,342	$12,318
Total investment securities held-to-maturity in an unrealized
loss position	$373	$2	$45,969	$12,316	$46,342	$12,318

	At December 31, 2013
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$60,028	$12,180	$13,044	$7,246	$73,072	$19,426
Other	24,604	646	-	-	24,604	646
Total investment securities held-to-maturity in an unrealized
loss position	$84,632	$12,826	$13,044	$7,246	$97,676	$20,072